CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 565,231	$ 690,806	$ 643,892
Cost of revenues	473,292	527,561	472,394
Gross profit	91,939	163,245	171,498
Operating expenses:
Research and development	5,086	4,098	4,216
Selling and marketing	82,222	94,412	85,725
General and administrative	49,490	51,596	50,845
Goodwill and long-lived assets impairment charges	47,939	71,258	0
Legal settlements and loss contingencies, net	(4,770)	568	3,283
Total operating expenses	179,967	221,932	144,069
Operating income (loss)	(88,028)	(58,687)	27,429
Finance expenses (income), net	(1,069)	(3,079)	7,590
Income (loss) before taxes on income	(86,959)	(55,608)	19,839
Taxes on income	21,281	758	1,950
Net income (loss)	(108,240)	(56,366)	17,889
Net income (loss) attributable to non-controlling interest	(584)	688	(1,077)
Net income (loss) attributable to controlling interest	$ (107,656)	$ (57,054)	$ 18,966
Basic net income (loss) per share of Ordinary shares	$ (3.13)	$ (1.66)	$ 0.51
Diluted net income (loss) per share of Ordinary shares	$ (3.13)	$ (1.66)	$ 0.51
Weighted average number of Ordinary shares used in computing basic income (loss) per share (in thousands)	34,519	34,488	34,462
Weighted average number of Ordinary shares used in computing diluted income (loss) per share (in thousands)	34,519	34,488	34,570